Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash and cash equivalents	$ 450,285	$ 183,211
Restricted cash, current (Notes 7 and 17)	20,965	7,299
Trade accounts receivable, net	81,061	38,090
Inventories (Note 4)	75,077	47,294
Due from managers	9,422	358
Due from related parties (Note 3)	242	481
Prepaid expenses and other receivables	28,659	17,687
Derivatives, current asset portion (Note 17)	1,996	0
Other current assets (Note 15)	15,217	12,991
Total Current Assets	682,924	307,411
FIXED ASSETS
Vessels and other fixed assets, net (Note 5)	3,013,038	2,877,119
Total Fixed Assets	3,013,038	2,877,119
OTHER NON-CURRENT ASSETS
Long term investment (Note 3)	1,567	1,321
Restricted cash, non-current (Notes 7 and 17)	2,021	5,021
Operating leases, right-of-use assets (Note 2)	48,256	886
Derivatives, non-current asset portion (Note 17)	6,913	0
Other non-current assets		35
TOTAL ASSETS	3,754,719	3,191,793
CURRENT LIABILITIES
Current portion of long-term bank loans (Note 7)	156,701	144,900
Lease financing short term (Note 6)	50,434	44,873
Accounts payable	21,837	32,853
Due to managers	3,885	7,813
Due to related parties (Note 3)	1,426	1,439
Accrued liabilities (Note 12)	30,810	20,940
Derivatives, current liability portion (Note 17)	743	1,939
Deferred revenue	24,960	11,675
Total Current Liabilities	290,796	266,432
NON-CURRENT LIABILITIES
8.30% 2022 Notes, net of unamortized notes issuance costs of $768 as of December 31, 2020 (Note 7) 0	0	49,232
Long-term bank loans, net of current portion and unamortized loan issuance costs of $13,761 and $10,853, as of December 31, 2020 and 2021, respectively (Note 7)	932,554	938,699
Lease financing long term, net of unamortized lease issuance costs of $6,181 and $5,318, as of December 31, 2020 and 2021, respectively (Note 6)	402,039	382,417
Derivatives, non-current liability portion (Note 17)	0	2,265
Fair value of below market time charters acquired	0	1,289
Operating lease liabilities (Note 2)	48,256	886
Other non-current liabilities	1,056	1,046
TOTAL LIABILITIES	1,674,701	1,642,266
SHAREHOLDERS' EQUITY
Preferred Shares; $0.01 par value, authorized 25,000,000 shares; none issued or outstanding at December 31, 2020 and 2021, respectively (Note 8)	0	0
Common Shares, $0.01 par value, 300,000,000 shares authorized; 97,146,687 shares issued and 97,139,716 shares (net of treasury shares) outstanding as of December 31, 2020; 102,294,758 shares issued and outstanding as of December 31, 2021 (Note 8)	1,023	971
Additional paid in capital	2,618,319	2,548,956
Treasury shares (6,971 and nil 0shares at December 31, 2020 and 2021, respectively)	0	(93)
Accumulated other comprehensive income/(loss)	6,933	(3,993)
Accumulated deficit	(546,257)	(996,314)
Total Shareholders' Equity	2,080,018	1,549,527
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 3,754,719	$ 3,191,793